JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

August 21, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

JPMorgan International Research Enhanced Equity Fund and JPMorgan Municipal Income Fund (the “Funds”)

File No. 811-4236 and 2-95973

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 268 under the 1933 Act (Amendment No. 269 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to register Class R6 Shares for the Funds. If you have any questions or comments, please contact me at (212) 648-0478.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary